SHARE CAPITAL AND RESERVES (Details)	12 Months Ended
	Mar. 31, 2026 $ / shares	Mar. 31, 2025 $ / shares	Mar. 31, 2025 $ / shares
SHARE CAPITAL AND RESERVES
Number of options outstanding, beginning	5,945,332	13,410,000	13,410,000
Number of options, cancelled	(50,000)	(1,480,000)	(1,480,000)
Number of options, exercised	(183,332)	(6,214,668)	(6,214,668)
Number of options, expired	0	(60,000)	(60,000)
Number of options, granted	600,000	290,000	290,000
Number of options outstanding, ending	6,312,000	5,945,332	5,945,332
Weighted average exercise price outstanding, beginning	$ 0.133	$ 0.102
Weighted average exercise price, cancelled | (per share)	0.670		$ 0.116
Weighted average exercise price, exercised | (per share)	0.274		0.095
Weighted average exercise price, expired			$ 0.120
Weighted average exercise price, granted	1.115	0.670
Weighted average exercise price outstanding, ending	$ 0.218	$ 0.133